Credit Risk - Summary of Business Banking by Credit Performance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 201,289	£ 199,340
Loss allowances	751	£ 940	£ 921	£ 1,108
NPL ratio		1.21%
Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		£ 151,688
Credit risk [member]
Disclosure of credit risk exposure [line items]
Loss allowances	(800)	(1,000)
Credit risk [member] | Business Banking [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,802	1,912
Loss allowances	£ 53	£ 54
NPL ratio	4.94%	6.01%
Gross write offs	£ 15	£ 21
Credit risk [member] | Business Banking [member] | Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		1,793
Credit risk [member] | Business Banking [member] | Early Arrear Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		4
Credit risk [member] | Business Banking [member] | Non performing loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	89	£ 115
Credit risk [member] | Business Banking [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,548
Credit risk [member] | Business Banking [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	165
Credit risk [member] | Business Banking [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 89
Stage 3 ratio	4.94%